Commitments and Contingencies - Future Minimum Rentals Receivable Under Non-cancellable Operating Leases (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of finance lease and operating lease by lessor [line items]
Future minimum rentals receivable under non-cancellable operating leases	$ 3,925	¥ 26,254	¥ 5,691
One year or less [member] | Third parties [member]
Disclosure of finance lease and operating lease by lessor [line items]
Future minimum rentals receivable under non-cancellable operating leases	208	1,391	1,438
One year or less [member] | Related parties [member]
Disclosure of finance lease and operating lease by lessor [line items]
Future minimum rentals receivable under non-cancellable operating leases	187	1,248	184
One year or less [member] | Joint ventures [member]
Disclosure of finance lease and operating lease by lessor [line items]
Future minimum rentals receivable under non-cancellable operating leases	345	2,308
After one year but not more than five years [member] | Third parties [member]
Disclosure of finance lease and operating lease by lessor [line items]
Future minimum rentals receivable under non-cancellable operating leases	219	1,463	2,491
After one year but not more than five years [member] | Related parties [member]
Disclosure of finance lease and operating lease by lessor [line items]
Future minimum rentals receivable under non-cancellable operating leases	154	1,030	268
After one year but not more than five years [member] | Joint ventures [member]
Disclosure of finance lease and operating lease by lessor [line items]
Future minimum rentals receivable under non-cancellable operating leases	1,358	9,087
More than five years [member] | Related parties [member]
Disclosure of finance lease and operating lease by lessor [line items]
Future minimum rentals receivable under non-cancellable operating leases	68	455	¥ 1,310
More than five years [member] | Joint ventures [member]
Disclosure of finance lease and operating lease by lessor [line items]
Future minimum rentals receivable under non-cancellable operating leases	$ 1,386	¥ 9,272